Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Assets1 [Abstract]
Low-grade stockpile	$ 18,237	$ 11,727
Debt service reserve account (Note 10)	13,736	12,918
Loan receivable, including accrued interest	5,053	7,718
Reclamation deposits	2,485	2,353
Derivative instruments at fair value (Note 14)	0	2,768
Other	840	2,364
Other non-current assets	40,351	39,848
Current financial assets at fair value	$ 1,000	$ 6,000